Segment disclosure	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment disclosure	Segment disclosure
ASML has one reportable segment, since we are a holistic lithography solution provider, for the development, production, marketing, sales, upgrading and servicing of advanced semiconductor equipment systems, consisting of lithography, metrology and inspection systems. The Chief Operating Decision Maker regularly sets and monitors goals and boundaries on a consolidated basis to make decisions about resource allocation and assess performance. ASML's Chief Operating Decision Maker is the combination of the functions of the CEO and CFO.
Management reporting includes net system sales figures of new and used systems, sales per technology and sales per end-use. For sales per technology and end-use, see Note 2 Revenue from contracts with customers. The Chief
Operating Decision Maker predominantly uses consolidated net income and sales to evaluate income generated from segment assets in deciding whether to reinvest profits into the segment or invest in other activities, such as share buybacks or payments of dividends. Consolidated net income and sales are used to monitor budget versus actual results. The monitoring of budgeted versus actual results is used in assessing performance of the segment.
All significant segment expenses are presented in the Consolidated statements of operations and are regularly reviewed by the Chief Operating Decision Maker.
Net system sales for new and used systems were as follows:

Year ended December 31 (€, in millions)	2022	2023	2024
New systems	15,152.3	21,622.4	21,139.7
Used systems	278.0	316.2	629.0
Net system sales	15,430.3	21,938.6	21,768.7
For geographical reporting, total net sales are attributed to the geographic location in which the customers’ facilities are located. Long-lived assets are attributed to the geographic location in which these assets are located. Total net sales and long-lived assets by geographic region were as follows:

Year ended December 31 (€, in millions)	2022		2023		2024
	Total net sales	Long-lived assets	Total net sales	Long-lived assets	Total net sales	Long-lived assets
Japan	1,008.6	7.9	613.6	10.4	1,156.0	16.0
South Korea	6,045.6	85.4	6,949.2	148.1	6,408.8	241.6
Singapore	475.5	5.5	282.1	5.0	285.0	4.3
Taiwan	8,095.5	216.3	8,074.6	354.5	4,354.0	473.8
China	2,916.0	40.8	7,251.8	48.6	10,195.1	72.7
Rest of Asia	7.2	0.2	3.9	0.2	3.5	0.1
Netherlands	9.2	2,748.5	25.1	3,783.6	16.6	4,621.4
EMEA	624.5	228.5	1,206.8	314.5	1,322.1	443.1
United States	1,991.3	803.8	3,151.4	1,134.9	4,521.8	1,361.0
Total	21,173.4	4,136.9	27,558.5	5,799.8	28,262.9	7,234.0
In 2024, four customers exceeded more than 10% of total net sales, totaling €15.2 billion, or 53.8%, of total net sales. In 2023 and 2022, two customers exceeded more than 10% of total net sales, in 2023 totaling €14.9 billion, or
53.9% (2022: €11.8 billion, or 55.8%). Our three largest customers (based on total net sales) accounted for €2.6 billion, or 54.1%, of accounts receivable and finance receivables at December 31, 2024, compared with €3.7 billion, or 64.4%, at December 31, 2023 and €5.3 billion, or 78.6%, at December 31, 2022.
The increase in total net sales of €0.7 billion, or 2.6%, to €28.3 billion in 2024, from €27.6 billion in 2023 is mainly driven by the first EXE systems being successfully installed in the field, increased DUV immersion system shipments and higher net service and field option sales. This was partially offset by lower NXE sales due to fewer NXE capacity additions by our customers.
The increase in net service and field option sales is mainly driven by higher service sales, which has benefited from a growing installed base and higher lithography tool utilization levels at certain customers.
The Logic sector experienced a slower ramp of new nodes at some customers, leading to multiple fab push-outs and changes in the timing of demand. The Memory sector was stronger in 2024 due to technology transitions driven by artificial intelligence (AI)-related Memory demand. China saw the largest absolute geographic sales growth in support of expanding capacity to meet worldwide demand and was able to catch up on the backlog of orders that were previously unfulfilled due to supply constraints.
The increase in long-lived assets in the Netherlands during 2024 is primarily related to the construction of factory and research facility expansions and office space at our headquarters in Veldhoven, in order to support our continued growth. In the US the increase is primarily related to the expansion of the Wilton factory site.